Total revenue and income (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Summary of Sales Revenues Subject to Taxes and Contributions
Sales revenues in Brazil are subject to taxes and contributions, at the following statutory rates:

	Rate
	Transaction activities and other services	Subscription services and equipment rental	Financial income

Contribution on gross revenue for social integration program (“PIS”)(a)	1.65%	0.65% - 1.65%	0.65%
Contribution on gross revenue for social security financing (“COFINS”)(a)	7.60%	3.00% - 7.60%	4.00%
Taxes on service (“ISS”)(b)	2.00% - 5.00%	0	0
Social security levied on gross revenue (“INSS”)(c)	4.50%	0	0

(a)PIS and COFINS are contributions levied by the Brazilian Federal government on gross revenues. These amounts are invoiced to and collected from the Group’s customers and recognized as deductions to gross revenue (Note 16.3) against tax liabilities, as we are acting as tax withholding agents on behalf of the tax authorities. PIS and COFINS paid on certain purchases may be claimed back as tax credits to offset PIS and COFINS payable. These amounts are recognized as Recoverable taxes (Note 7) and are offset on a monthly basis against Taxes payable (Note 11) and presented net, as the amounts are due to the same tax authority.
(b)ISS is a tax levied by municipalities on revenues from the provision of services. ISS tax is added to amounts invoiced to the Group’s customers for the services the Group renders. These are recognized as deductions to gross revenue (Note 16.3 ) against tax liabilities, as the Group acts as agent collecting these taxes on behalf of municipal governments. The rates may vary from 2.00% to 5.00%. The ISS stated in the table is applicable to the city of São Paulo and refers to the rate most commonly levied on the Group’s operations.
(c)INSS is a social security charge levied on wages paid to employees. The subsidiaries Linx Sistemas, Equals, Hiper, Cappta, Vitta Tecnologia em Saúde S.A. and Questor pay INSS at a rate of 4.50% on gross revenue due to the benefits this regime offers compared with social security tax on payroll.
Timing of revenue recognition

	2022	2021	2020

Net revenue from transaction activities and other services	2,617,407	1,626,853	1,144,086
Recognized at a point in time	2,617,407	1,626,853	1,144,086

Net revenue from subscription services and equipment rental	1,760,915	1,071,932	388,033
Financial income	4,638,022	1,877,683	1,647,017
Other financial income	572,601	247,293	140,687
Recognized over time	6,971,538	3,196,908	2,175,737

Total revenue and income	9,588,945	4,823,761	3,319,823